Distribution Date:	05/15/26	CSAIL 2016-C6 Commercial Mortgage Trust
Determination Date:	05/11/26
Next Distribution Date:	06/17/26
Record Date:	04/30/26	Commercial Mortgage Pass-Through Certificates
Series 2016-C6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number		nader.attalla@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	KeyBank National Association
Additional Information	5
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Bond / Collateral Reconciliation - Cash Flows	6
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Torchlight Loan Services, LLC
Current Mortgage Loan and Property Stratification	8-12		William A. Clarkson	(212) 808-3640	wclarkson@torchlightinvestors.com
Mortgage Loan Detail (Part 1)	13		280 Park Avenue, 11th Floor | New York, NY 10017 | United States
Mortgage Loan Detail (Part 2)	14	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	15
			David Rodgers	(212) 230-9025
Historical Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	21
Historical Liquidated Loan Detail	22
Historical Bond / Collateral Loss Reconciliation Detail	23-25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12636MAA6	1.493000%	17,021,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12636MAB4	2.661900%	67,689,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12636MAC2	2.956200%	92,701,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12636MAD0	2.823300%	128,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	12636MAE8	3.089800%	198,130,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12636MAF5	2.959900%	33,186,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	12636MAJ7	3.346400%	57,560,000.00	22,473,417.27	15,285,551.84	62,670.87	0.00	0.00	15,348,222.71	7,187,865.43	96.00%	22.50%
B	12636MAK4	3.923900%	34,536,000.00	34,536,000.00	0.00	112,929.84	0.00	0.00	112,929.84	34,536,000.00	76.80%	18.00%
C	12636MAL2	4.752116%	33,577,000.00	33,577,000.00	0.00	132,968.18	0.00	0.00	132,968.18	33,577,000.00	58.13%	13.63%
D	12636MAV0	4.752116%	42,210,000.00	42,210,000.00	0.00	141,040.13	0.00	0.00	141,040.13	42,210,000.00	34.67%	8.13%
E	12636MAX6	3.752116%	20,146,000.00	20,146,000.00	0.00	0.00	0.00	0.00	0.00	20,146,000.00	23.47%	5.50%
F	12636MAZ1	3.752116%	8,634,000.00	8,634,000.00	0.00	0.00	0.00	0.00	0.00	8,634,000.00	18.67%	4.38%
NR*	12636MBB3	3.752116%	33,577,461.00	33,574,350.64	0.00	0.00	0.00	0.00	0.00	33,574,350.64	0.00%	0.00%
Z	12636MBF4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12636MBD9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			767,467,461.00	195,150,767.91	15,285,551.84	449,609.02	0.00	0.00	15,735,160.86	179,865,216.07

X-A	12636MAG3	1.405716%	594,787,000.00	22,473,417.27	0.00	26,326.04	0.00	0.00	26,326.04	7,187,865.43
X-B	12636MAH1	0.828216%	34,536,000.00	34,536,000.00	0.00	23,836.07	0.00	0.00	23,836.07	34,536,000.00
X-D	12636MAM0	0.000000%	42,210,000.00	42,210,000.00	0.00	0.00	0.00	0.00	0.00	42,210,000.00
X-E	12636MAP3	1.000000%	20,146,000.00	20,146,000.00	0.00	16,788.33	0.00	0.00	16,788.33	20,146,000.00
X-F	12636MAR9	1.000000%	8,634,000.00	8,634,000.00	0.00	7,195.00	0.00	0.00	7,195.00	8,634,000.00
X-NR	12636MAT5	1.000000%	33,577,461.00	33,574,350.64	0.00	27,978.63	0.00	0.00	27,978.63	33,574,350.64
Notional SubTotal			733,890,461.00	161,573,767.91	0.00	102,124.07	0.00	0.00	102,124.07	146,288,216.07

Deal Distribution Total					15,285,551.84	551,733.09	0.00	0.00	15,837,284.93

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12636MAA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12636MAB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12636MAC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12636MAD0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	12636MAE8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12636MAF5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	12636MAJ7	390.43462943	265.55857957	1.08879204	0.00000000	0.00000000	0.00000000	0.00000000	266.64737161	124.87604986
B	12636MAK4	1,000.00000000	0.00000000	3.26991661	0.00000000	0.00000000	0.00000000	0.00000000	3.26991661	1,000.00000000
C	12636MAL2	1,000.00000000	0.00000000	3.96009709	0.00000000	0.00000000	0.00000000	0.00000000	3.96009709	1,000.00000000
D	12636MAV0	1,000.00000000	0.00000000	3.34139138	0.61870552	3.76626700	0.00000000	0.00000000	3.34139138	1,000.00000000
E	12636MAX6	1,000.00000000	0.00000000	0.00000000	3.12676363	39.85651296	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12636MAZ1	1,000.00000000	0.00000000	0.00000000	3.12676396	43.74146282	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	12636MBB3	999.90736762	0.00000000	0.00000000	3.12647404	50.99987280	0.00000000	0.00000000	0.00000000	999.90736762
Z	12636MBF4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12636MBD9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12636MAG3	37.78397522	0.00000000	0.04426129	0.00000000	0.00000000	0.00000000	0.00000000	0.04426129	12.08477225
X-B	12636MAH1	1,000.00000000	0.00000000	0.69018039	0.00000000	0.00000000	0.00000000	0.00000000	0.69018039	1,000.00000000
X-D	12636MAM0	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-E	12636MAP3	1,000.00000000	0.00000000	0.83333317	0.00000000	0.00000000	0.00000000	0.00000000	0.83333317	1,000.00000000
X-F	12636MAR9	1,000.00000000	0.00000000	0.83333333	0.00000000	0.00000000	0.00000000	0.00000000	0.83333333	1,000.00000000
X-NR	12636MAT5	999.90736762	0.00000000	0.83325627	0.00000000	0.00000000	0.00000000	0.00000000	0.83325627	999.90736762

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	04/01/26 - 04/30/26	30	0.00	26,326.04	0.00	26,326.04	0.00	0.00	0.00	26,326.04	0.00
X-B	04/01/26 - 04/30/26	30	0.00	23,836.07	0.00	23,836.07	0.00	0.00	0.00	23,836.07	0.00
X-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	04/01/26 - 04/30/26	30	0.00	16,788.33	0.00	16,788.33	0.00	0.00	0.00	16,788.33	0.00
X-F	04/01/26 - 04/30/26	30	0.00	7,195.00	0.00	7,195.00	0.00	0.00	0.00	7,195.00	0.00
X-NR	04/01/26 - 04/30/26	30	0.00	27,978.63	0.00	27,978.63	0.00	0.00	0.00	27,978.63	0.00
A-S	04/01/26 - 04/30/26	30	0.00	62,670.87	0.00	62,670.87	0.00	0.00	0.00	62,670.87	0.00
B	04/01/26 - 04/30/26	30	0.00	112,929.84	0.00	112,929.84	0.00	0.00	0.00	112,929.84	0.00
C	04/01/26 - 04/30/26	30	0.00	132,968.18	0.00	132,968.18	0.00	0.00	0.00	132,968.18	0.00
D	04/01/26 - 04/30/26	30	132,334.51	167,155.69	0.00	167,155.69	26,115.56	0.00	0.00	141,040.13	158,974.13
E	04/01/26 - 04/30/26	30	737,651.07	62,991.78	0.00	62,991.78	62,991.78	0.00	0.00	0.00	802,949.31
F	04/01/26 - 04/30/26	30	349,574.28	26,996.48	0.00	26,996.48	26,996.48	0.00	0.00	0.00	377,663.79
NR	04/01/26 - 04/30/26	30	1,602,456.68	104,979.06	0.00	104,979.06	104,979.06	0.00	0.00	0.00	1,712,446.24
Totals			2,822,016.54	772,815.97	0.00	772,815.97	221,082.88	0.00	0.00	551,733.09	3,052,033.47

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	15,837,284.93
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	775,741.96	Master Servicing Fee	815.47
Interest Reductions due to Nonrecoverability Determination	(182,822.68)	Certificate Administrator Fee	1,284.74
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	81.31
ARD Interest	0.00	Operating Advisor Fee	460.40
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	105.71
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	592,919.28	Total Fees	2,747.63

Principal		Expenses/Reimbursements
Scheduled Principal	7,368,464.55	Reimbursement for Interest on Advances	735.82
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	7,917,087.29	Special Servicing Fees (Monthly)	37,702.74
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	15,285,551.84	Total Expenses/Reimbursements	38,438.56

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	551,733.09
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	15,285,551.84
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	15,837,284.93
Total Funds Collected	15,878,471.12	Total Funds Distributed	15,878,471.12

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	195,150,767.91	195,150,767.91	Beginning Certificate Balance	195,150,767.91
(-) Scheduled Principal Collections	7,368,464.55	7,368,464.55	(-) Principal Distributions	15,285,551.84
(-) Unscheduled Principal Collections	7,917,087.29	7,917,087.29	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	179,865,216.07	179,865,216.07	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	196,637,785.89	196,637,785.89	Ending Certificate Balance	179,865,216.07
Ending Actual Collateral Balance	181,432,247.96	181,432,247.96

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.75%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	0	0.00	0.00%	0	0.0000	0.000000	1.2499 or less	2	35,854,580.61	19.93%	(4)	4.8651	0.478100
5,000,000 to 9,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.2500 to 1.4999	1	66,666,667.00	37.06%	0	4.2000	1.360000
10,000,000 to 19,999,999	1	13,904,502.31	7.73%	(5)	4.8100	(0.330000)	1.5000 to 1.7499	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 24,999,999	1	21,950,078.30	12.20%	(3)	4.9000	0.990000	1.7500 to 1.9999	1	34,536,707.17	19.20%	(2)	5.2000	1.980000
25,000,000 to 49,999,999	2	77,343,968.46	43.00%	(3)	5.1585	2.146040	2.0000 to 2.2499	0	0.00	0.00%	0	0.0000	0.000000
50,000,000 or greater	1	66,666,667.00	37.06%	0	4.2000	1.360000	2.2500 to 2.7499	1	42,807,261.29	23.80%	(4)	5.1250	2.280000
Totals	5	179,865,216.07	100.00%	(2)	4.7447	1.522206	2.7500 to 3.9999	0	0.00	0.00%	0	0.0000	0.000000
							4.0000 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	5	179,865,216.07	100.00%	(2)	4.7447	1.522206
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

New Jersey	6	109,473,928.29	60.86%	(2)	4.5617	1.719745
							Multi-Family	1	13,904,502.31	7.73%	(5)	4.8100	(0.330000)
New York	1	21,950,078.30	12.20%	(3)	4.9000	0.990000
							Office	6	77,343,968.46	43.00%	(3)	5.1585	2.146040
Texas	1	13,904,502.31	7.73%	(5)	4.8100	(0.330000)
							Retail	2	88,616,745.30	49.27%	(1)	4.3734	1.268352
Virginia	1	34,536,707.17	19.20%	(2)	5.2000	1.980000
							Totals	9	179,865,216.07	100.00%	(2)	4.7447	1.522206
Totals	9	179,865,216.07	100.00%	(2)	4.7447	1.522206

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.9999% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	1	66,666,667.00	37.06%	0	4.2000	1.360000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	0	0.00	0.00%	0	0.0000	0.000000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	2	35,854,580.61	19.93%	(4)	4.8651	0.478100	49 months or greater	5	179,865,216.07	100.00%	(2)	4.7447	1.522206
	5.0000% or greater	2	77,343,968.46	43.00%	(3)	5.1585	2.146040	Totals	5	179,865,216.07	100.00%	(2)	4.7447	1.522206
	Totals	5	179,865,216.07	100.00%	(2)	4.7447	1.522206
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	5	179,865,216.07	100.00%	(2)	4.7447	1.522206	Interest Only	1	66,666,667.00	37.06%	0	4.2000	1.360000
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	298 months or less	4	113,198,549.07	62.94%	(3)	5.0656	1.617736
	Totals	5	179,865,216.07	100.00%	(2)	4.7447	1.522206	299 months to 337 months	0	0.00	0.00%	0	0.0000	0.000000
								338 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	5	179,865,216.07	100.00%	(2)	4.7447	1.522206
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	4	137,057,954.78	76.20%	(1)	4.6260	1.285525			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	42,807,261.29	23.80%	(4)	5.1250	2.280000
	Totals	5	179,865,216.07	100.00%	(2)	4.7447	1.522206
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
3	10105173	RT	Lawrenceville	NJ	Actual/360	4.200%	233,333.33	0.00	0.00	N/A	05/01/26	--	66,666,667.00	66,666,667.00	04/01/26
4	10106162	OF	Mount Laurel	NJ	Actual/360	5.125%	0.00	0.00	0.00	N/A	01/06/26	--	42,807,261.29	42,807,261.29	02/06/24
6	10104531	OF	Chantilly	VA	Actual/360	5.200%	149,900.61	55,741.41	0.00	N/A	03/06/26	--	34,592,448.58	34,536,707.17	03/06/26
8	10106164	RT	Rochester	NY	Actual/360	4.900%	89,804.57	42,877.11	0.00	N/A	02/06/26	--	21,992,955.41	21,950,078.30	05/06/26
14	10103021	MF	Fort Worth	TX	Actual/360	4.810%	55,831.17	24,272.50	0.00	N/A	12/06/25	--	13,928,774.81	13,904,502.31	12/06/24
18	10105584	OF	Centennial	CO	Actual/360	4.530%	27,285.85	7,228,039.16	0.00	N/A	05/06/26	--	7,228,039.16	0.00	05/06/26
20	10106168	MF	San Antonio	TX	Actual/360	5.560%	36,763.75	7,934,621.66	0.00	N/A	03/06/26	--	7,934,621.66	0.00	05/06/26
Totals							592,919.28	15,285,551.84	0.00				195,150,767.91	179,865,216.07
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	13,181,146.04	11,803,908.31	01/01/25	12/31/25	--	0.00	0.00	233,055.55	233,055.55	0.00	0.00
4	7,099,897.69	7,778,096.62	01/01/23	12/31/23	08/11/25	3,794,596.74	0.00	(654.59)	3,692,097.43	880,158.39	0.00
6	5,318,857.79	4,235,118.55	01/01/25	09/30/25	--	0.00	0.00	205,113.04	410,990.74	0.00	0.00
8	3,168,219.50	2,828,042.05	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	411,289.64	(176,179.95)	07/01/24	06/30/25	06/11/25	0.00	0.00	79,890.68	1,360,616.87	531,946.44	0.00
18	1,236,594.05	1,143,913.23	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	961,361.60	814,430.43	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	31,377,366.31	28,427,329.24				3,794,596.74	0.00	517,404.68	5,696,760.59	1,412,104.83	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 27

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
20	10106168	7,917,087.29	Payoff w/ penalty	0.00	0.00
Totals		7,917,087.29		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/15/26	0	0.00	0	0.00	1	42,807,261.29	0	0.00	0	0.00	0	0.00	0	0.00	1	7,917,087.29	4.744742%	4.729176%	(2)
04/17/26	0	0.00	0	0.00	1	42,807,261.29	0	0.00	0	0.00	0	0.00	0	0.00	3	96,290,827.17	4.770109%	4.753213%	(1)
03/17/26	0	0.00	0	0.00	1	42,807,261.29	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.874184%	4.856805%	0
02/18/26	0	0.00	0	0.00	1	42,807,261.29	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.874063%	4.855801%	1
01/16/26	0	0.00	0	0.00	1	42,807,261.29	0	0.00	0	0.00	0	0.00	0	0.00	2	8,789,363.02	4.889632%	4.870796%	2
12/17/25	0	0.00	0	0.00	1	42,807,261.29	0	0.00	0	0.00	0	0.00	0	0.00	3	15,714,386.35	4.927777%	4.909004%	3
11/18/25	0	0.00	0	0.00	2	56,854,094.73	0	0.00	0	0.00	0	0.00	0	0.00	4	44,229,683.50	4.924006%	4.904848%	4
10/20/25	0	0.00	0	0.00	2	56,875,926.77	0	0.00	0	0.00	0	0.00	0	0.00	5	22,556,694.92	4.943599%	4.923893%	5
09/17/25	0	0.00	0	0.00	2	56,899,543.87	0	0.00	0	0.00	0	0.00	0	0.00	4	13,166,738.23	4.941515%	4.921869%	6
08/15/25	0	0.00	0	0.00	2	56,921,188.44	0	0.00	0	0.00	0	0.00	0	0.00	2	15,496,896.53	4.943737%	4.923793%	7
07/17/25	0	0.00	0	0.00	2	56,942,743.73	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.938450%	4.918308%	7
06/17/25	0	0.00	0	0.00	2	56,966,094.08	0	0.00	0	0.00	0	0.00	0	0.00	1	3,299,802.99	4.938587%	4.918441%	8
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	10105173	04/01/26	0	5	233,055.55	233,055.55	0.00	66,666,667.00	05/12/26	13
4	10106162	02/06/24	26	6	(654.59)	3,692,097.43	1,214,560.39	43,879,296.48	04/10/24	2
6	10104531	03/06/26	1	5	205,113.04	410,990.74	1,133.54	34,642,967.09	04/07/26	13
14	10103021	12/06/24	16	5	79,890.68	1,360,616.87	672,450.75	14,293,239.09	03/20/25	5
Totals					517,404.68	5,696,760.59	1,888,144.68	159,482,169.66
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		179,865,216	21,950,078	157,915,138		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-26	179,865,216	88,616,745	34,536,707	0	56,711,764	0
Apr-26	195,150,768	103,822,283	34,592,449	0	56,736,036	0
Mar-26	291,615,958	234,857,603	0	0	56,758,355	0
Feb-26	296,954,342	240,168,180	0	0	56,786,162	0
Jan-26	328,070,516	271,262,241	0	0	56,808,274	0
Dec-25	380,583,382	323,753,086	0	0	56,830,295	0
Nov-25	404,661,568	347,807,473	0	0	56,854,095	0
Oct-25	454,508,095	397,632,168	0	0	56,875,927	0
Sep-25	477,615,281	420,715,737	0	0	56,899,544	0
Aug-25	496,160,621	439,239,433	0	0	56,921,188	0
Jul-25	512,228,060	455,285,316	0	0	56,942,744	0
Jun-25	512,839,542	455,873,448	0	0	56,966,094	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	10105173	66,666,667.00	66,666,667.00	168,000,000.00	02/11/21	11,162,703.31	1.36000	12/31/25	05/01/26	I/O
4	10106162	42,807,261.29	43,879,296.48	46,300,000.00	06/20/25	7,237,875.62	2.28000	12/31/23	01/06/26	239
6	10104531	34,536,707.17	34,642,967.09	67,000,000.00	01/28/16	3,664,203.55	1.98000	09/30/25	03/06/26	239
8	10106164	21,950,078.30	21,950,078.30	60,000,000.00	07/21/15	2,602,083.05	0.99000	12/31/25	02/06/26	239
14	10103021	13,904,502.31	14,293,239.09	17,600,000.00	05/07/25	(240,679.95)	(0.33000)	06/30/25	12/06/25	239
Totals		179,865,216.07	181,432,247.96	358,900,000.00		24,426,185.58

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 27

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
3	10105173	RT	NJ	05/12/26	13
	5/12/2026 Loan transferred to SS for maturity default.

2/9/2026 Per 3Q25 (09/30/25) annualized OSAR, compared to YE24: NCF DSCR is down (11.8%) from [1.52x at YE24 to 1.34x at 3Q25], primarily due to a (4.6%) decrease in EGI, along with a (6.7% ) increase in TOE. EGI is down (4.6%), primarily due to a (5.2%) decrease in Base Rent and a (30.0%) decrease in Other Income. TOE is up (6.7%), primarily due to a (36.0%) increase in Utilities and (35.4%) increase in Advertising and Marketing.

	Due to current NCF DSCR being above the threshold for 1F (<75% of UW NCF DSCR [1.335]), Analyst recommends loan be removed from WL for trigger 1F.

	12/26/2025 Surveillance has nothing new to report.
4	10106162	OF	NJ	04/10/24	2

5/11/2026 The loan transferred to special servicing effective 4/10/2024 due to monetary default. The loan has become more than 60 days delinquent and is currently due for the february debt service payment. The loan is collateralized by five office buildings located in the Laurel Corporate Center office park and one office building located at Bishops Gates Corporate Center (Portfolio). As of 12/31/2023, the Portfolio was 85.46% occupied with a NCF DSCR of 2.40x. The Borrower indicated to the Master Serv icer that the Portfolio has a number of leases expiring in the near term. They noted that significant capital will be required to re-let the vacant spaces and given the current dislocation in the office market, there is very

	little capital available from traditional financing sources.

In light of the ongoing Loan defaults, Special Servicer has commenced enforcement action against the Borrower by filing a complaint and a motion for appointment of a receiver in NJ Federal court. The Borrower has agreed to consent to the receiver apppointment, in exchange for a 60 day extension request to answer the complaint. The receiver order was enetered into by the judge on 3/25/2025, and Trigild has taken over as court appointed receiver. Receiver iss in the process of

	taking over all operating accounts and reconciling cash collections.
6	10104531	OF	VA	04/07/26	13

5/11/2026 The collateral consists of Mission Ridge at Westfields, two multi-story office buildings located in Chantilly, Virginia at 15020 and 15030 Conference Center Drive. The property is an eight-tenant secure office building. Cash Sweep

Event occurred three months prior to maturity on 12/06/2025. Borrower has not delivered a satisfactory commitment to refinance the Loan by the Maturity Date 3/6/2026. Per Borrower, Market uncertainty surrounding GSA leases has affected the refinance process and multiple refinance applications have fallen through. Loan transferred to SS effective 4/7/26 due to maturity default. Special Servicer will retain counsel counsel, initiate contact with the Borrower and engage on a PNA.

8	10106164	RT	NY	04/07/26	13

5/11/2026 Jay Scutti Plaza is a 288,971 SF strip mall located at 300 & 1000 Hylan Drive, Henrietta, NY 14623. It was built in 1987. Loan was previously transferred to SS on 5/22/20 due to the impacts of COVID-19, but was quickly reinstated

back with the master servicer the following month. Loan matured 2/6/26 and was not paid off. Loan transferred to SS effective 4/7/2026 due to maturity default. Special Servicer will retain counsel counsel, initiate contact with the Borrower and

	engage on a PNA.

14	10103021	MF	TX	03/20/25	5

5/11/2026 Lofton Place Apartments is a garden-style apartment complex located in Fort Worth, Texas, approximately 10 miles east of downtown Fort Worth. The Property, built in 1984 and renovated in 2015, is comprised of 21 buildings with

258 individual apartment units. Occupancy as of YE2024 is 50.39%. 2024 DSCR (NOI / NCF) is 0.43x / 0.36x. Argos Capital Partners, the limited partner, has reached out to the master servicer indicating that the Property would benefit from a material capital investment and that they would like to discuss making that investment in exchange for approval of a new property manager (currently managed by Cohen-Esrey), approval of a new control party and a loan extension. The loan is cash managed and there were insufficient funds in the CMA to make the January 2025 debt service payment, and the Borrower failed to fund the shortfall. As such, the loan is now 60+ days delinquent. For the various reasons stated above, the loan officially transferred to special servicing on 3/20/2025 . TLS has engaged counsel and will initiate contact with the Borrower and engage on a PNA. Lender executed a short-term forbearance to allow the Borrower time to sell the property.

	Borrower defaulted upon the agreement when the borrower’s purrchase and sale agreement expired. Receiver was appointed effective 9/12/2025. Asset is under contract and expected to close in 60 days.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 20 of 27

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	10099956	19,014,436.63	4.01625%	19,014,436.63 4.01625%		9	08/27/20	07/06/20	09/11/20
11	10104701	20,000,000.00	5.35000%	20,000,000.00 5.35000%		10	10/06/20	10/06/20	10/06/20
Totals		39,014,436.63		39,014,436.63
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 21 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
10	10099956 11/18/20	18,957,271.46	0.00	19,022,780.03	70,214.97	19,022,780.03	18,952,565.06	4,706.40	0.00	1,595.83	3,110.57	0.01%
11	10104701 06/17/21	19,000,000.00	23,000,000.00	19,122,702.70	122,702.70	19,122,702.70	19,000,000.00	0.00	0.00	0.00	0.00	0.00%
13	10106166 05/17/21	14,862,385.62	23,250,000.00	403,116.31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		52,819,657.08	46,250,000.00	38,548,599.04	192,917.67	38,145,482.73	37,952,565.06	4,706.40	0.00	1,595.83	3,110.57

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 22 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	05/15/26	0.00	(12.85)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/26	0.00	(13.72)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/26	0.00	(13.18)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/26	0.00	(13.21)	0.00	0.00	0.00	0.00	0.00	0.00
		01/16/26	0.00	(13.28)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/25	0.00	(13.16)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/25	0.00	(13.73)	0.00	0.00	0.00	0.00	0.00	0.00
		10/20/25	0.00	(13.13)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/25	0.00	(13.64)	0.00	0.00	0.00	0.00	0.00	0.00
		08/15/25	0.00	(13.57)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/25	0.00	(12.99)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/25	0.00	(13.48)	0.00	0.00	0.00	0.00	0.00	0.00
		05/16/25	0.00	(12.90)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/25	0.00	(13.39)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/25	0.00	(12.81)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/25	0.00	(12.77)	0.00	0.00	0.00	0.00	0.00	0.00
		01/17/25	0.00	(12.73)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/24	0.00	(12.69)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/24	0.00	(13.18)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/24	0.00	(12.61)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/24	0.00	(13.09)	0.00	0.00	0.00	0.00	0.00	0.00
		08/16/24	0.00	(13.04)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/24	0.00	(12.48)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/24	0.00	(12.96)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/24	0.00	(12.40)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/24	0.00	(18.28)	0.00	0.00	0.00	0.00	0.00	0.00
		03/15/24	0.00	(17.49)	0.00	0.00	0.00	0.00	0.00	0.00
		02/16/24	0.00	(17.44)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/24	0.00	(18.11)	0.00	0.00	0.00	0.00	0.00	0.00
		12/15/23	0.00	(17.32)	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 23 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	11/17/23	0.00	(17.99)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/23	0.00	(17.21)	0.00	0.00	0.00	0.00	0.00	0.00
		09/15/23	0.00	(17.87)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/23	0.00	(17.81)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/23	0.00	(17.04)	0.00	0.00	0.00	0.00	0.00	0.00
		06/16/23	0.00	(17.69)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	(16.93)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/23	0.00	(17.58)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	(16.82)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/23	0.00	(16.76)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/23	0.00	(16.71)	0.00	0.00	0.00	0.00	0.00	0.00
		12/16/22	0.00	(16.65)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/22	0.00	(17.29)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/22	0.00	(16.54)	0.00	0.00	0.00	0.00	0.00	0.00
		09/16/22	0.00	(17.18)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/22	0.00	(17.12)	0.00	0.00	0.00	0.00	0.00	0.00
		07/15/22	0.00	(16.38)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/22	0.00	(17.00)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/22	0.00	(16.27)	0.00	0.00	0.00	0.00	0.00	0.00
		04/18/22	0.00	(16.89)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/22	0.00	(16.16)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/22	0.00	(16.11)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/22	0.00	(16.06)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/21	0.00	(16.01)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/21	0.00	(16.62)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/21	0.00	(15.90)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/21	0.00	(16.51)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/21	0.00	(16.45)	0.00	0.00	0.00	0.00	0.00	0.00
		07/16/21	0.00	(15.74)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/21	0.00	(16.40)	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	05/17/21	0.00	(15.75)	0.00	0.00	0.00	0.00	0.00	0.00
		04/16/21	0.00	(16.36)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/21	0.00	(15.66)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/21	0.00	(15.60)	0.00	0.00	0.00	0.00	0.00	0.00
		01/15/21	0.00	(15.55)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/20	0.00	(15.50)	0.00	0.00	0.00	0.00	0.00	0.00
10	10099956	04/17/24	0.00	0.00	3,110.57	0.00	0.00	(1,595.83)	0.00	0.00	3,110.57
		11/18/20	0.00	0.00	4,706.40	0.00	0.00	4,706.40	0.00	0.00
11	10104701	06/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	10106166	05/25/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(12.85)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(1,013.74)	3,110.57	0.00	0.00	3,110.57	0.00	0.00	3,110.57

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	13,888.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	8,918.18	0.00	0.00	0.00	0.00	182,822.68	0.00	0.00	0.00	0.00
6	0.00	0.00	6,966.53	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	4,429.14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	735.82	0.00	0.00	0.00
Total	0.00	0.00	37,702.74	0.00	0.00	0.00	0.00	182,822.68	735.82	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		221,261.24

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27